UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______ to _____________

Date of Report (Date of earliest event reported): __________

Commission File Number of securitizer: __________

Central Index Key Number of securitizer:

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001738424

Central Index Key Number of issuing entity (if applicable): 0002049974

Central Index Key Number of underwriter (if applicable): N/A

DLLAA 2026-1 LLC

(Exact name of issuing entity as specified in its charter)

Dominic A. Liberatore, (610) 386-5672

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1 Report of Independent Accountants on Applying Agreed-Upon Procedures, dated July 27, 2026, of PricewaterhouseCoopers LLP

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: August 10, 2026

AGCO Finance LLC (Securitizer)

By	/s/ Joshua Harrison
Name: Joshua Harrison
Title: Chief Executive Officer

By	/s/ James Madden
Name: James Madden
Title: Chief Financial Officer